AMENDMENT TO BL-8040 LICENSE AND LONG-TERM LOAN	12 Months Ended
Dec. 31, 2020
Disclosure of amendment to license [Abstract]
AMENDMENT TO BL-8040 LICENSE AND LONG-TERM LOAN
NOTE 19 – AMENDMENT TO BL-8040 LICENSE AND LONG-TERM LOAN

In October 2018, the Company amended its license agreement with Biokine, originally entered into in September 2012, relating to the in-licensing rights to BL-8040. The amendment reduced the payment owed by the Company to Biokine on sublicense receipts (as defined in the license agreement) from 40% to 20% of sublicense receipts in exchange for: (i) a cash payment from the Company to Biokine of $10 million; (ii) the issuance of 332,005 ADSs with a value of $5 million and (iii) the payment of certain future milestone payments, up to an aggregate of $5 million in total, as specified in the amendment.

The $10 million payment referred to above was financed in full via the receipt of a $10 million loan from Kreos Capital V (Expert Fund) L.P. (“Kreos Capital”). As security for the loan, Kreos Capital received a first-priority, secured interest in all Company assets, including intellectual property. The loan has a 12-month, interest-only period, followed by a 36-month repayment period. Borrowings under the loan bear interest at a fixed rate of 9.5% per annum. In connection with providing the loan, Kreos Capital received a warrant to purchase 63,837 ADSs at an exercise price of $14.10 per ADS. The warrant is exercisable for a period of ten years from the date of issuance.

The fair value of the warrant at the date of issuance, computed using the Black-Scholes option pricing model, amounted to $861,000. The fair value was computed based on the then current price of an ADS, a risk-free interest rate of 3.05% and an average standard deviation of 69.1%. The fair value of the warrants as of December 31, 2020 was $55,000 (December 31, 2019 – $63,000) and was based on the then current price of an ADS, a risk-free interest rate of 0.65%, an average standard deviation of 67.6%, and on the remaining contractual life of the warrants. The change in fair value for the year ended December 31, 2018, 2019 and 2020 of $593,000, $206,000, $8,000, respectively, has been recorded as non-operating income on the statement of comprehensive loss.

As of December 31, 2020, none of the warrants had been exercised.

The warrant issued has been classified as a non-current financial liability due to a net settlement provision. This liability was initially recognized at its fair value on the date the contract was entered into and is subsequently accounted for at fair value at each balance sheet date. The total net proceeds from Kreos Capital were initially allocated to the warrant based on its fair value, with the remainder of the net proceeds allocated to the loan. The loan is treated as a liability at amortized cost.